UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-04302

Thornburg Limited Term Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

119 East Marcy Street, Santa Fe, New Mexico 87501
(Address of principal executive offices) (Zip code)

Garrett Thornburg, 119 East Marcy Street, Santa Fe, New Mexico 87501
(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end:     June 30

Date of reporting period: July 1, 2003 - June 30, 2004

Item 1. Proxy Voting Record

Thornburg Limited Term Municipal Fund Thornburg California Limited Term Municipal Fund

======Thornburg Limited Term Municipal Fund ======

There were no proxies voted in relation to the securities held in the fund’s portfolio.

======Thornburg California Limited Term Municipal Fund ======

There were no proxies voted in relation to the securities held in the fund’s portfolio.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Thornburg Limited Term Municipal Fund, Inc.

By:	/s/ Brian J. McMahon

Brian J. McMahon
President and principal executive officer

Date:	November 8, 2004